LOAN RECEIVABLE (Details) - CAD ($)			12 Months Ended
	Mar. 20, 2019	Jul. 29, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Loan Receivable [Abstract]
Advance to vendor			$ 0	$ 21,000	$ 375,000
Repayment of loans			0	89,374	$ 250,000
Loan outstanding			$ 1,874	1,874
Director [Member]
Loan Receivable [Abstract]
Advance to vendor	$ 21,000	$ 60,000
Loan interest rate		10.00%
Repayment of loans				$ 89,374